Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Values and Related Carrying Values of Debt Instruments

Fair value of our debt instruments is determined using Level 2 inputs. Fair values and related carrying values of our debt instruments were as follows for the periods indicated:

	March 31, 2014		December 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Long-term Debt
6.75% Notes	$360,000	$371,700	$—	$—
7.50% Notes	225,000	240,188	225,000	236,250
9.125% Notes	8,801	9,202	425,000	446,250

Total	$593,801	$621,090	$650,000	$682,500

Fair value of our debt instruments is determined using Level 2 inputs. Fair values and related carrying values of our debt instruments are as follows:

	December 31, 2013		December 31, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Long-term Debt
7.50% Notes	$225,000	$236,250	$—	$—
9.125% Notes	425,000	446,250	425,000	453,688

Total	$650,000	$682,500	$425,000	$453,688